T. ROWE PRICE Retirement I 2050 Fund - I Class
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 3.7%
T. Rowe Price Funds:
New Income Fund  104,152 7,512 9,585 10,521,396 103,531
U.S. Treasury Long-Term Index
Fund  41,818 9,555 5,484 4,256,352 50,268
International Bond Fund (USD
Hedged)  33,249 2,394 3,623 3,152,242 32,153
Dynamic Global Bond Fund  21,926 1,771 1,073 2,233,845 21,936
High Yield Fund  4,709 217 3,441 210,492 1,414
Emerging Markets Bond Fund  3,523 188 2,684 86,041 984
Total Bond Mutual Funds (Cost $208,746) 210,286
EQUITY MUTUAL FUNDS 94.5%
T. Rowe Price Funds:
Value Fund  1,089,907 79,517 46,395 22,652,040 1,166,807
Growth Stock Fund (3) 947,718 63,986 50,111 9,095,631 1,072,739
Equity Index 500 Fund  446,902 89,544 10,641 4,661,470 557,931
International Value Equity Fund  408,093 29,683 10,515 26,146,717 421,747
Overseas Stock Fund  388,817 32,632 12,268 30,159,995 407,763
International Stock Fund  364,703 25,059 10,584 16,671,496 379,276
Mid-Cap Growth Fund  196,058 10,679 4,174 1,665,017 217,218
Mid-Cap Value Fund  213,648 12,285 8,917 5,937,974 206,701
Emerging Markets Stock Fund  204,775 13,778 15,824 3,550,171 191,567
Small-Cap Stock Fund  136,115 8,210 5,895 1,929,136 143,933
Real Assets Fund  138,325 9,482 4,316 9,668,442 143,480
Small-Cap Value Fund  131,029 7,860 2,924 2,168,824 139,238
New Horizons Fund (3) 112,203 5,708 2,024 1,363,806 133,176
Emerging Markets Discovery
Stock Fund  78,381 34,993 1,749 6,796,869 109,633
U.S. Large-Cap Core Fund  75,241 6,309 1,944 2,280,183 84,914
Total Equity Mutual Funds (Cost $3,953,761) 5,376,123

T. ROWE PRICE Retirement I 2050 Fund - I Class

$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.8%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (4) 92,737 36,184 24,990 103,930,654 103,931
Total Short-Term Investments (Cost $103,931) 103,931
Total Investments in Securities 100.0%
(Cost $4,266,438) $ 5,690,340
Other Assets Less Liabilities (0.0)% (2,182)
Net Assets 100.0% $ 5,688,158
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $250 and $762, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement I 2050 Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 27 $ (688) $ 201
Emerging Markets Bond Fund  59 (43) 40
Emerging Markets Discovery Stock Fund  409 (1,992) —
Emerging Markets Stock Fund  354 (11,162) —
Equity Index 500 Fund  3,570 32,126 1,636
Growth Stock Fund  7,539 111,146 —
High Yield Fund  103 (71) 56
International Bond Fund (USD Hedged)  41 133 168
International Stock Fund  1,616 98 —
International Value Equity Fund  1,349 (5,514) —
Mid-Cap Growth Fund  1,114 14,655 —
Mid-Cap Value Fund  943 (10,315) —
New Horizons Fund  812 17,289 —
New Income Fund  80 1,452 517
Overseas Stock Fund  1,764 (1,418) —
Real Assets Fund  544 (11) —
Small-Cap Stock Fund  861 5,503 —
Small-Cap Value Fund  679 3,273 —
U.S. Large-Cap Core Fund  432 5,308 —
U.S. Treasury Long-Term Index Fund  (1,129) 4,379 245
Value Fund  6,309 43,778 —
U.S. Treasury Money Fund, 0.06% — — 14
Affiliates not held at period end — 1 —
Totals $ 27,476# $ 207,927 $ 2,877+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,877 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2050 Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2050 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2050 Fund - I Class

Level 2 –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R419-054Q1 08/21